Accruals and Other Current Liabilities	12 Months Ended
Mar. 31, 2026
Accruals and Other Current Liabilities [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

9. accruals and other current liabilities

Accruals and other current liabilities consists of the following:

	As of March 31,
	2025	2026
	USD	USD
Other payables	290,555	248,115
Accrued expenses	379,185	436,919
Deposit Received	9,487	10,000
	679,227	695,034